Intangible Assets, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses of intangible assets	¥ 424,000	$ 58	¥ 618,000	¥ 789,000
Estimated amortization expense of intangible assets, 2025	424,000
Estimated amortization expense of intangible assets, 2026	410,000
Estimated amortization expense of intangible assets, 2027	400,000
Estimated amortization expense of intangible assets, 2028	200,000
Estimated amortization expense of intangible assets, 2029	0
Estimated amortization expense of intangible assets, thereafter	0
Impairment loss for intangible assets	¥ 0		¥ 0	¥ 0